Award Timing Disclosure	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]

SEC rules require the Company to disclose the following information for stock option awards to the NEOs in the period beginning four business days before and one business day following the Company’s Form 8-K filed on June 11, 2024.

Name	Grant Date	Number of securities underly the award	Exercise price of the award ($/SH)	Grant date fair value of the award

Percentage change
in the closing
market price of
the securities underlying
the award between
the trading day ending
immediately prior to
the disclosure of
material nonpublic
information
(June 10, 2024) and
the trading day beginning

immediately following
the disclosure of
material nonpublic
information
(June 12, 2024)

Sudhir Appukuttan Panikassery	06/08/2024	5,151,005	0.0001	7,313,912	-0.7%

For the fiscal year ending March 31, 2025, Messrs. Khare, Webb and Nambiar received RSU awards covering 2,471,360, 747,815 and 660,847 RSUs, respectively. The awards were vested on the grant date and were settled in February and March 2025. In addition, for the fiscal year ending March 31, 2025, Mr. Panikassery received a stock option covering 5,151,005 shares that was fully vested on the grant date.

For additional information regarding the equity awards held by our named executive officers as of March 31, 2025, please see the section below entitled “-Outstanding Equity Awards at Fiscal Year-End.”

Awards Close in Time to MNPI Disclosures, Individual Name	Sudhir Appukuttan Panikassery
Award Underlying Securities Amount	5,151,005
Award Exercise Price | $ / shares	$ 0.0001
Award Grant Date Fair Value	$ 7,313,912
Underlying Security Market Price Change, Percent	(0.007)